Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 158.3	€ 132.1	€ 244.2
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	268.3	239.7	€ 352.6
Germany | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	90.7	69.4
SWEDEN | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	49.8	45.4
Austria | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	3.0	2.8
SWITZERLAND | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	3.3	3.4
Italy | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.0	4.0
Other countries | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 7.5	€ 7.1